Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents	$ 384,911,000	$ 394,876,000
Accounts receivable, net	285,039,000	269,044,000
Contract assets	157,875,000	156,744,000	$ 50,200,000
Capitalized project development costs	13,297,000	17,734,000	25,204,000
Prepaid and other current assets	105,528,000	60,887,000
Total current assets	946,650,000	899,285,000
Property and equipment, net	116,137,000	106,383,000
Operating lease right-of-use assets	7,598,000	8,010,000
Goodwill	429,035,000	429,279,000
Intangible assets, net	347,511,000	362,390,000
Deferred tax assets	101,302,000	0
Other long-term assets	8,373,000	10,925,000
Total assets	1,956,606,000	1,816,272,000
LIABILITIES AND MEMBERS EQUITY [Abstract]
Accounts payable and accrued expenses	524,898,000	562,218,000
Contract liabilities	346,295,000	308,619,000
Due to related party		0	4,739,000
Current portion of equipment financing	6,617,000	6,526,000
Current portion of lease liabilities	14,461,000	12,978,000
Current portion of long-term debt	0	2,498,000
Total current liabilities	892,271,000	892,839,000
Term debt, long term	0	391,988,000
Equipment financing, long-term	19,703,000	21,317,000
Lease liabilities, long-term	39,742,000	36,559,000
Tax receivable agreement	172,344,000	0
Other long-term liabilities	21,322,000	18,344,000
Total liabilities	1,145,382,000	1,361,047,000
Commitments and Contingencies
Member's equity:
Total member's equity	0	550,334,000	393,447,000
Stockholders' equity:
Additional paid-in capital	455,857,000	0
Accumulated deficit	(23,358,000)	(98,139,000)
Total stockholders' equity to SOLV Energy, Inc.	432,520,000	(98,139,000)
Non-controlling interest	378,704,000	3,030,000
Total members'/stockholders' equity	811,224,000	455,225,000
Total liabilities and stockholders'/member's equity	1,956,606,000	1,816,272,000
Common Class A [Member]
Stockholders' equity:
Common stock	12,000	0
Common Class B [Member]
Stockholders' equity:
Common stock	$ 9,000	0
SOLV Energy Holdings LLC [Member]
ASSETS
Cash and cash equivalents		394,876,000	207,987,000
Accounts receivable, net		269,044,000	277,962,000
Contract assets		156,744,000	50,200,000
Capitalized project development costs		17,734,000	25,204,000
Prepaid and other current assets		60,887,000	26,953,000
Total current assets		899,285,000	588,306,000
Property and equipment, net		106,383,000	67,635,000
Operating lease right-of-use assets		8,010,000	8,014,000
Goodwill		429,279,000	410,006,000
Intangible assets, net		362,390,000	398,578,000
Other long-term assets		10,925,000	5,492,000
Total assets		1,816,272,000	1,478,031,000
LIABILITIES AND MEMBERS EQUITY [Abstract]
Accounts payable and accrued expenses		562,218,000	401,883,000
Contract liabilities		308,619,000	241,000,000
Due to related party		0	4,739,000
Current portion of equipment financing		6,526,000	3,767,000
Current portion of lease liabilities		12,978,000	9,559,000
Current portion of long-term debt		2,498,000	2,479,000
Total current liabilities		892,839,000	663,427,000
Term debt, long term		391,988,000	362,832,000
Equipment financing, long-term		21,317,000	15,777,000
Lease liabilities, long-term		36,559,000	28,014,000
Other long-term liabilities		18,344,000	14,534,000
Total liabilities		1,361,047,000	1,084,584,000
Commitments and Contingencies
Member's equity:
Total member's equity		455,225,000	393,447,000
Stockholders' equity:
Accumulated deficit		(98,139,000)	(247,322,000)
Non-controlling interest		3,030,000	2,510,000
Total members'/stockholders' equity		550,334,000	638,259,000
Total liabilities and stockholders'/member's equity		1,816,272,000	$ 1,478,031,000
SOLV Energy Inc [Member]
ASSETS
Cash		100
Total assets		100
Stockholders' equity:
Common stock		100
Total stockholders' equity to SOLV Energy, Inc.		$ 100